Provision in Lieu of Income Taxes (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision in Lieu of Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 1,041	$ 1,096	$ 923
Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	219	230	194
Amortization of investment tax credits - net of deferred tax effect	(1)	(1)	(1)
Amortization of excess deferred taxes	(51)	(52)	(52)
Texas margin tax, net of federal tax benefit	22	22	19
Nontaxable gains on benefit plan investments	(3)		(3)
Other	(9)	(8)	(4)
Total provision in lieu of income taxes	$ 177	$ 191	$ 153
Effective rate	17.00%	17.40%	16.60%